Change in Carrying Amount of goodwill By Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Goodwill [Line Items]
Goodwill beginning balance	$ 1,113,831	$ 849,346
Acquisitions	21,296	260,789
Translation adjustments	12,247	3,696
Goodwill ending balance	1,147,374	1,113,831
Industrial Segment
Goodwill [Line Items]
Goodwill beginning balance	564,818	465,891
Acquisitions	3,147	98,718
Translation adjustments	4,193	209
Goodwill ending balance	572,158	564,818
Consumer Segment
Goodwill [Line Items]
Goodwill beginning balance	549,013	383,455
Acquisitions	18,149	162,071
Translation adjustments	8,054	3,487
Goodwill ending balance	$ 575,216	$ 549,013